SPAC Warrants (Details) - shares	Dec. 31, 2025	Jun. 03, 2019
Private Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased	5,375,000
Underwriters’ Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased	920,000
Initial Public Offering [Member]
SPAC Warrants [Line Items]
Warrants purchased		11,500,000